UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Sector Omega AS
Address:                 Filipstad Brygge 2, P.O. Box 1994 Vika
                         Oslo, Norway 0125

Form 13F File Number:     28-13611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012942

Signature, Place and Date of Signing:

/s/ Arild Blikom              Oslo, Norway              February 14, 2012

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         0

Form 13F Information Table Entry Total                    17

Form 13F Information Table Value Total:   $13,600 (thousands)

List of Other Included Managers: None

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

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Column 1                    Column 2   Column 3   Column 4              Column 5        Column 6    Column 7          Column 8
                                                              Shares or
                           Title of                   Value    Principal  SH/   PUT/  Investment    Other        Voting Authority
Name of Issuer              Class        Cusip      (x$1,000)   Amount    PRN   CALL  Discretion   Managers      Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
PLAINS EXPL& PRODTN CO       COM       726505100     1,186      32,300    SH             SOLE        NONE      32,300
HALLIBURTON CO               COM       406216101     1,026      29,734    SH             SOLE        NONE      29,734
CAMERON INTERNATIONAL CORP   COM       13342B105       996      20,250    SH             SOLE        NONE      20,250
BAKER HUGHES INC             COM       057224107       991      20,366    SH             SOLE        NONE      20,366
WHITING PETE CORP NEW        COM       966387102       952      20,400    SH             SOLE        NONE      20,400
COBALT INTL ENERGY INC       COM       19075F106       945      60,900    SH             SOLE        NONE      60,900
DEVON ENERGY CORP NEW        COM       25179M103       898      14,490    SH             SOLE        NONE      14,490
APACHE CORP                  COM       037411105       888       9,800    SH             SOLE        NONE       9,800
PIONEER NAT RES CO           COM       723787107       846       9,457    SH             SOLE        NONE       9,457
CIMAREX ENERGY CO            COM       171798101       786      12,700    SH             SOLE        NONE      12,700
SCHLUMBERGER LTD             COM       806857108       779      11,400    SH             SOLE        NONE      11,400
NATIONAL OILWELL VARCO INC   COM       637071101       737      10,847    SH             SOLE        NONE      10,847
OCEAN RIG UDW INC            SHS       Y64354205       667      54,700    SH             SOLE        NONE      54,700
QEP RES INC                  COM       74733V100       536      18,300    SH             SOLE        NONE      18,300
NOBLE ENERGY INC             COM       655044105       464       4,920    SH             SOLE        NONE       4,920
CHESAPEAKE ENERGY CORP       COM       165167107       457      20,500    SH             SOLE        NONE      20,500
LAREDO PETE HOLDINGS         COM       516806106       446      20,000    SH             SOLE        NONE      20,000
